CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows (Used In) Provided By Operating Activities:
Net (loss) income	$ (6,844)	$ 4,167
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Amortization of deferred financing costs	615	598
Amortization of intangible assets	1,954	1,954
Reduction in carrying amount of right-of-use assets	164	137
Depreciation and amortization of property, equipment and software	253	34
Stock-based compensation	706	154
Forgiveness of Paycheck Protection Program loan		(287)
Deferred income tax expense	568	105
Loss on redemption of non-participating preferred units		590
Revaluation of tax receivable agreement liability	(331)
Loss on early termination of line of credit	300
Provision for credit losses/bad debt expense	422	17
Changes in operating assets and liabilities:
Accounts receivable	(11,275)	(18,500)
Prepaid expenses and other assets	201	307
Accounts payable	16,231	10,966
Accrued liabilities and tax receivable agreement payable	(8)	2,618
Income taxes payable	(140)	174
Deferred revenues	(166)	(801)
Operating lease liability	(92)	(98)
Related party payable		(71)
Net cash (used in) provided by operating activities	2,558	2,064
Cash Flows Used In Investing Activities:
Cash paid for capitalized software and property and equipment	(178)	(688)
Net cash used in investing activities	(178)	(688)
Cash Flows Provided by (Used In) Financing Activities:
Proceeds from note payable	3,516	4,260
Payments on term loan	(677)	(576)
Proceeds from lines of credit	5,000
Payments on lines of credit	(2,000)	(400)
Payment of deferred financing costs	(576)	(525)
Proceeds from Issuance of Class A Common Stock, net of transaction costs		11,167
Acquisition and redemption of warrants, including expenses	(3,540)
Redemption of common units		(7,200)
Redemption of non-participating preferred units		(7,046)
Proceeds from options exercised	29
Proceeds from warrants exercised	122
Distributions to holders of LLC Units	(3,185)	(1,693)
Net cash provided by (used in) financing activities	(1,311)	(2,013)
Net (decrease) increase in cash and cash equivalents	1,069	(637)
Cash and cash equivalents, beginning of the period	4,047	4,684
Cash and cash equivalents, end of the period	5,116	4,047
Supplemental Disclosure of Cash Flow Information:
Cash paid for taxes	361	47
Cash paid for interest	3,736	2,568
Non-cash Financing Activities:
Property and equipment purchased included in accounts payable		19
Outside basis difference in partnership	1,536	5,270
Tax receivable agreement payable to Direct Digital Management, LLC	1,286	4,332
Tax benefit on tax receivable agreement	250	$ 823
Prepaid distributions to holders of LLC Units included in related party receivable	$ 1,737